Property, Plant and Equipment - Impact of Change in Discount Rate and Forward Price on Upstream CGUs (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Subclassifications of assets, liabilities and equities [abstract]
Increase (decrease) in impairment of PP&E, assuming 1% increase in discount rate	$ 528
Increase (decrease) in impairment of PP&E, assuming 1% decrease in discount rate	(605)
Increase (decrease) in impairment of PP&E, assuming 5% increase in forward commodity price	(910)
Increase (decrease) in impairment of PP&E, assuming 5% decrease in forward commodity price	$ 904